Provision for judicial and administrative proceedings	12 Months Ended
Dec. 31, 2022
Provision For Judicial And Administrative Proceedings
Provision for judicial and administrative proceedings

25.       Provision for judicial and administrative proceedings

The Company is an integral part in judicial and administrative proceedings in the civil, labor, tax and regulatory spheres, which arise in the normal course of its business.

The provision is constituted based on the opinions of the company's legal advisors and management, for amounts considered sufficient and adequate to cover losses and risks considered probable. Situations where losses are considered probable and possible are recorded and disclosure, respectively, by their updated values, and those in which losses are considered remote are not disclosed.

The provision for judicial and administrative proceedings constituted, updated, is composed as follows:

	2022	2021

Provision for judicial and administrative proceedings	1,112,156	960,881

Civil (a)	392,975	309,019
Labor (b)	214,450	192,132
Tax (c)	473,391	429,951
Regulatory (d)	31,340	29,779

The changes in the provision for judicial and administrative proceedings are summarized below:

	December 2021	Additions, net of reversals	Payments	Currency update	December 2022

	960,881	247,227	(242,597)	146,642	1,112,153

Civil (a)	309,019	130,164	(133,649)	87,438	392,972
Labor (b)	192,132	79,613	(84,165)	26,870	214,450
Tax (c)	429,951	35,978	(21,192)	28,654	473,391
Regulatory (d)	29,779	1,472	(3,591)	3,680	31,340

	December 2020	Additions, net of reversals	Payments	Currency update	December 2021

	886,947	278,789	(316,804)	111,949	960,881

Civil (a)	245,432	175,715	(194,501)	82,373	309,019
Labor (b)	213,026	71,961	(98,730)	5,875	192,132
Tax (c)	399,288	31,078	(23,539)	23,124	429,951
Regulatory (d)	29,201	35	(34)	577	29,779

The Company is subject to several legal actions and administrative procedures proposed by consumers, suppliers, service providers and consumer protection agencies and treasury agencies, which deal with various matters that arise in the normal course of the entities’ business. The main processes are summarized below:

a.	Civil proceedings

a.1 Consumer lawsuits

The company is a party in lawsuits related to various claims filed by consumers, in the judicial and administrative spheres. The aforementioned actions in the amount provisioned of R$ 179,132 (R$ 150,881 on December 31, 2021) refer mainly to alleged improper collection, cancellation of contract, quality of services, unilateral contract amendment and undue negative entry.

a.2 Consumer Protection Agencies

TIM is a party to legal and administrative lawsuits filed by the Public Prosecutor's Office, Procon and other consumer protection agencies, arising from consumer complaints, in which, and among other topics, discusses: (i) alleged failures in the provision of network services; (ii) questions of quality in service; (iii) alleged violations of the SAC (customer service hotline) decree; (iv) alleged contractual violations; (v) alleged misleading advertising; and (vi) discussion of the collection of loyalty fines, in cases of robbery and theft of the device. The amount provisioned is equivalent to R$ 168,987 (R$ 116,985 as of December 31, 2021).

a.3 Former trading partners

TIM is a defendant in lawsuits proposed by former trade partners claiming, among others, amounts on the basis of alleged non-compliance with agreements. The provisioned amount is R$27,740 (R$ 20,708 on December 31, 2021).

a.4 Other

TIM is a defendant in other actions of essentially non-consumer objects proposed by the most diverse agents from those described above, in which, among others, it is discussed: (i) share subscription; (ii) claims for civil liability indemnification; (iii) upon the alleged breach of the contract, the provisioned amounts are equivalent to R$ 14,642 (R$ 20,089 as of December 31, 2021).

a.5 Social and environmental and infrastructure

The Company is a party to lawsuits involving various agents who discuss aspects related to licensing, among which environmental licensing and infrastructure licensing (installation/operation). The amounts involved and provisioned are equivalent to R$ 2,471 (R$ 356 on December 31, 2021).

a.6 ANATEL

The Company is a party to lawsuits in front of ANATEL, in which it is discussed: (i) debit related to the collection of 2% of revenues from Value - Added Services–VAS and interconnection; (ii) pro-rata inflation adjustment applied to the price proposal defined in the notice for the use of 4G frequencies; and (iii) alleged non-compliance with service quality targets. There is no provisioned amount corresponding to these lawsuits as of December 31, 2022 and 2021.

b. Labor and social security lawsuits

These are processes involving several labor claims filed by both former employees, in relation to matters such as overtime, differences in variable remuneration and legal overcome in other contract funds, as well as by former employees of service providers, all of whom, taking advantage of the labor laws in force require it to keep the Company in compliance with labor obligations does not abide by contractors hired for that purpose. Regarding social security claims, the amounts refer to the legal difference in the levy of social security contributions on certain payments made by the company’s employees.

From the total of 1,628 Labor claims on December 31, 2022 (1,314 on December 31, 2021) filed against the company, the majority relate to claims involving former employees of service providers followed by lawsuits from employees of their own and social security lawsuits. The provisioning of these claims totals R$ 214,450 updated monetarily (R$ 192,132 as of December 31, 2021).

c. Tax proceedings

	2022	2021
Federal Taxes	260,206	202,743
State Taxes	130,816	145,436
Municipal Taxes	8,550	7,626
TIM S.A. proceedings (Purchase price allocation)	73,819	74,146
	473,391	429,951

The total recorded provision is substantially composed of the following processes whose indicated values are estimated by the indices established by the federal government for late taxes, being linked to the variation in the SELIC rate.

Federal taxes

The provision supports99 proceedings and is mainly composed of the following lawsuits:

(i)	Sixty-four proceedings, relating to questions involving the impact on operations of CIDE, CPMF, CSLL, IRRF, spontaneous denunciation of the fine in the payment of FUST and ancillary obligations. Of this total, the amounts involved in the legal proceedings that seek recognition of the right not to collect the CPMF allegedly incident on simultaneous transactions of purchase and sale of foreign currency and exchange of account ownership arising from corporate incorporation, whose provisioned values, updated, equal to R$ 4,303 (R$ 8,510 on December 31, 2021), as well as the amount related to the fine and interest 2009, where the benefit of spontaneous denunciation is not being recognized, whose provisioned and updated value is R$ 16,169 (R$ 15,149 on December 31, 2021).

(ii)	The Company constituted a provision for a process aimed to collecting the pension contribution withheld at the rate of 11% to which, allegedly, payments made by the company to other legal entities should have been submitted as remuneration for various activities, whose provisioned and updated value is R$ 42,171 (R$ 39,554 on December 31, 2021).

(iii)	Additionally, in the second quarter of 2019, the Company supplemented to expected losses for the FUST process, which seeks the unconstitutionality and illegality of the collection of FUST (Telecommunications Services Universalization Fund). Lawsuit for the recognition of the right not to collect Fust, failing to include in its calculation base the revenues transferred by way of interconnection and EILD (Dedicated Line Industrial Exploitation), as well as the right not to suffer the retroactive collection of the differences determined due to not observing sum 7/2005 of ANATEL, in the amount of R$ 64,140 (R$ 60,382 on December 31, 2021).

(iv)	The Company recorded a provision for federal compensation processes arising from a repurchase carried out in 2006, for which the documentary support was not robust enough after appraisals carried out. The provisioned and updated value is R$ 67,815 (R$ 18,579 on December 31, 2021).

State Taxes

The provision is substantially composed of the following processes:

The provision, in support of ninety-one cases, among which the following stand out: (i) the amounts involved in the proceedings, that the question of the reversal of the amounts payable for the ICMS tax, as well as the supporting documentation for the verification of the loan are appropriate for a Company whose values are recorded up-to-date, amounting to R$ 24,811 (R$ 41,352 on December 31, 2021), (ii) the amount not offered to tax for the provision of telecommunications services, which is up-to-date, equals to R$ 6,757 (R$ 5,291 on December 31, 2021), as well as (iii) the charges on the grounds of supposed differences in both the inputs as the output of goods in the process of the withdrawal amount of the inventory, whose values are updated to the equivalent of R$ 17,471 (R$ 16,216 on December 31, 2021); (iv) amounts allegedly improperly credited relating to CIAP credits, whose updated amounts are equivalent to R$ 11,943 (R$ 16,374 as of December 31, 2021) and (v) credits related to tax substitution operations, whose updated amounts are equivalent to R$ 10,392 (R$ 22,183 on December 31, 2021) and (vi) alleged lack of collection or alleged misappropriation of credits related to ICMS rate difference (DIFAL), whose restated amounts are equivalent to R$ 16,220 (R$ 13,963 on December 31, 2021).

Municipal Taxes

It is also worth noting the amounts involved in the assessments that questions the withholding and collection of the ISS-source of third-party services without employment relationship, as well as the collection of its own ISS corresponding to services provided in co-billing.

TIM S.A. proceedings (Purchase price allocation)

There are tax lawsuits arising from the acquisition of former Intelig (current TIM S.A.) due to the former parent company of the TIM Participações group, which comprise the process of allocating the acquisition price of the former Intelig and amount to R$ 73,819 (R$ 74,146 as of December 31, 2021).

d. Regulatory processes

ANATEL filed administrative proceedings against the Company for: (i) non-compliance with certain quality indicators; (ii) non-compliance with other obligations derived from the terms of authorization and; (iii) non-compliance with the SMP, SCM and STFC regulations, among others.

On December 31, 2022, the amount indicated for the procedures for the determination of non-compliance with obligations (“PADOs”), considering the inflation adjustment, classified with risk of probable loss is R$ 31,340 (R$ 29,779 on December 31, 2021).

e. Judicial and administrative proceedings whose losses are assessed as possible

The company has actions of a civil, labor, tax and regulatory nature involving risks of loss classified by its legal advisers and the administration as possible, for which there is no provision for legal and administrative proceedings constituted, and no adverse material effects are expected in the consolidated financial statements, according to the values presented below:

	2022	2021

	20,123,806	18,140,556

Civil (e.1)	1,418,874	1,292,202
Labor and Social Security (e.2)	360,942	392,035
Tax (e.3)	18,171,345	16,309,439
Regulatory (e.4)	172,645	146,880

Legal and administrative proceedings whose losses are assessed as possible and monitored by Management are disclosed at their updated values.

The main lawsuits with risk of loss classified as possible, are described below:

e.1. Civil

	2022	2021
Consumer lawsuits (e.1.1)	141,858	160,696
ANATEL (e.1.2)	293,203	258,683
Consumer protection bodies (e.1.3)	455,481	493,806
Former trading partners (e.1.4)	230,360	216,054
Social and environmental and infrastructure (e.1.5)	116,613	99,743
Other (e.1.6)	181,359	63,220
	1,418,874	1,292,202

e.1.1 Consumer lawsuits

They mainly refer to actions for alleged improper collection, cancellation of contract, quality of services, defects and failures in the delivery of devices and undue negative entry.

e.1.2 ANATEL

The Company is a party to lawsuits in front of ANATEL, in which it is discussed: (i) debit related to the collection of 2% of revenues from Value - Added Services–VAS and interconnection; (ii) pro-rata inflation adjustment applied to the price proposal defined in the notice for the use of 4G frequencies; and (iii) alleged non-compliance with service quality targets.

e.1.3 Consumer protection agencies

TIM is a party to legal and administrative lawsuits filed by the Public Prosecutor's Office, Procon and other consumer protection agencies, arising from consumer complaints, in which, and among other topics, discusses: (i) alleged failures in the provision of network services; (i) alleged failure in the delivery of handsets; (iii) alleged non-compliance with state laws; (iv) hiring model and alleged improper charges of Value-Added Services-VAS; (v) alleged violations of the SAC decree; (vi) alleged contractual violations; and (vii) blocking of data.

e.1.4 Former Trading Partners

TIM is a defendant in actions proposed by several former trading partners in which are claimed, among others, values based on alleged contractual defaults.

e.1.5 Social and environmental and infrastructure

The Company is a party to lawsuits involving various agents that discuss aspects related to (1) environmental licensing and structure licensing (installation/operation) and (2) (i) electromagnetic radiation emitted by Telecom structures; (ii) renewal of land leases for site installation; (iii) dumping on leased land for site installation; (iv) presentation of registering data, among others.

e.1.6 Other

TIM is a defendant in other actions of essentially non-consumer objects proposed by the most diverse agents from those described above, in which, among others, it is discussed: (i) amounts supposedly due as a result of share subscription; (ii) claims for civil liability indemnification; (iii) alleged breach of contract.

e.2. Labor and Social Security

e.2.1. Social Security

The Company is a defendant in proceedings referring to the legal difference regarding the levy of social security contributions in certain payments of the company’s employees in the years 2005 to 2011, in the total restated amount of R$ 80,456 (R$ 85,720 on December 31, 2021).

e.2.2. Labor

There are 3,384 Labor claims as of December 31, 2022 (3,067 as of December 31, 2021) filed against the company and with possible risk, concerning claims involving former employees and employees of service providers in the amount of updated R$ 289,354 (R$ 306,315 as of December 31, 2021).

e.3. Tax

	2022	2021

	18,171,345	16,309,439

Federal taxes (e.3.1)	3,275,840	3,026,326
State taxes (e.3.2)	9,640,939	8,782,114
Municipal taxes (e.3.3)	1,587,910	1,234,618
FUST, FUNTTEL and EBC (e.3.4)	3,666,656	3,266,381

The values presented are corrected, in an estimated way, based on the SELIC rate. The historical amount involved is R$ 13,014,078 (R$ 12,133,168 as of December 31, 2021).

e.3.1. Federal Taxes

The total amount assessed against TIM in relation to federal taxes is R$ 3,275,840 on December 31, 2022 (R$ 3,026,326 on December 31, 2021). Of this value, the following discussions stand out mainly:

(i)	Allegation of alleged incorrect use of tax credits for carrying out a reverse merger, amortization of goodwill paid on the acquisition of cell phone companies, deduction of goodwill amortization expenses, exclusion of goodwill reversal, other reflections and disallowances of compensations and deductions paid by estimate, allegedly improper use of the SUDENE benefit due to lack of formalization of the benefit at the Internal Revenue Service (RFB), and failure to pay IRPJ and CSLL due by estimate. The amount involved is R$ 1,579,257 (R$ 1,467,409 on December 31, 2021). The Company was notified of the decision on April 28, 2021 and, as a result, the partial payment of R$ 1.4 billion was confirmed.

(ii)	Offset method for tax losses and negative bases. The amount involved is R$ 265,163 (R$ 231,810 on December 31, 2021).

(iii)	Collection of CSLL on currency changes arising from swap transactions accounted for by the cash regime. The amount involved is R$ 73,307 (R$ 69,124 on December 31, 2021).

(iv)	Collection of IRRF (withholding income tax) on income of residents abroad, including those remitted by way of international roaming and payment to unidentified beneficiaries, as well as the collection of CIDE on payment of royalties on remittances abroad, including remittances by way of international roaming. The amount involved is R$ 292,662 (R$ 268,170 on December 31, 2021).

(v)	Collection of IRPJ, PIS/COFINS and CSLL debits arising from non-homologation or partial homologation of compensations made by the company from credits of withholding taxes on financial investments and negative balance of IRPJ. The amount involved is R$ 437,419 (R$ 410,662 on December 31, 2021).

e.3.2. State Taxes

The total assessed amount against TIM Group regarding state taxes on December 31, 2022 is R$ 9,640,939 (R$ 8,782,114 on December 31, 2021). Of this value, the following discussions stand out mainly:

(i)	Non-inclusion in the ICMS calculation basis of unconditional discounts offered to customers, as well as a fine for the alleged failure to comply with a related accessory obligation, including for the failure to present the 60i record of the SINTEGRA file. The amount involved is R$ 1,236,502 (R$ 1,140,553 on December 31, 2021).

(ii)	Use of tax benefit (program for the promotion of integrated and sustainable economic development of the Federal District - PRÓ-DF) granted by the taxing entity itself, but later declared unconstitutional, as well as alleged improper credit of ICMS arising from the interstate purchase of goods with tax benefit granted in the state of origin. The amount involved is R$ 394,834 (R$ 356,251 on December 31, 2021).

(iii)	Credit reversal and extemporaneous credit related to acquisitions of permanent assets. The amount involved is R$ 694,479 (R$ 654,011 on December 31, 2021).

(iv)	Credits and chargebacks of ICMS, as well as the identification and documentary support of values and information released in customer accounts, such as tax rates and credits granted in anticipation of future surcharges (special credit), as well as credits related to tax substitution operations and exempt and untaxed operations. On December 31, 2022, the involved amount is R$ 3,835,583 (R$ 3,449,439 on December 31, 2021).

(v)	Use of credit in the acquisition of electricity directly employed in the production process of companies. The amount involved is R$ 154,673 (R$ 138,242 on December 31, 2021).

(vi)	Alleged conflict between the information contained in ancillary obligations and the collection of the tax, as well as specific questioning of fine for non-compliance with ancillary obligations. The amount involved is R$ 900,731 (R$ 727,057 as of December 31, 2021).

(vii)	Alleged lack of collection of ICMS due to the gloss of chargebacks related to the prepaid service, improper credit of ICMS in the outputs of goods allegedly benefited with reduction of the calculation base, as well as an allegation of improper non-inclusion of Value-Added Services (VAS) of the ICMS calculation base. The amount involved is R$ 625,202 (R$ 547,575 on December 31, 2021).

(viii)	Launch of credits related to the return of mobile devices lent on loan. The amount involved is R$ 136,243 (R$ 116,700 on December 31, 2021).

(ix)	Collection of ICMS related to subscription services and their alleged improper non-inclusion in the ICMS calculation base due to their nature. The amount involved is R$ 330,805 (R$ 286,519 on December 31, 2021).

e.3.3. Municipal taxes

The total assessed amount against TIM Group regarding municipal taxes with possible risk is R$ 1,587,910 on December 31, 2022 (R$ 1,234,618 on December 31, 2021). Of this value, the following discussions stand out mainly:

(i)	Collection of ISS, as well as the punitive fine for the absence of the supposed tax due, on several revenue accounts of the company. The amount involved is R$ 1,281,547 (R$ 618,343 on December 31, 2021).

(ii)	Collection of ISS on importation of services or services performed in other municipalities. The amount involved is R$ 86,520 (R$ 399,141 on December 31, 2021).

(iii)	Constitutionality of the collection of the functioning supervision fee (TFF -Taxa de Fiscalização do Funcionamento) by municipal authorities of different localities. The amount involved is R$ 149,764 (R$ 137,944 on December 31, 2021).

e.3.4. FUST and FUNTTEL

The total amount charged against the TIM Group in relation to the contributions to FUST and FUNTTEL with a possibility of loss of R$ 3,666,656 (R$ 3,266,381 on December 31, 2021). The main discussion involves the collection of the contribution to FUST and FUNTTEL (Fund for the technological development of Telecommunications) from the issuance by ANATEL of Sum no. 07/2005, aiming, among others, and mainly, the collection of the contribution to FUST and FUNTTEL on interconnection revenues earned by mobile telecommunications service providers, from the validity of Law 9998/2000.

e.4. Regulatory

ANATEL filed administrative proceedings against the Company for: (i) non-compliance with certain quality indicators; (ii) non-compliance with other obligations derived from the terms of authorization and; (iii) non-compliance with the SMP, SCM and STFC regulations, among others.

On December 31, 2022, the value indicated for the PADOs (procedure for determining non-compliance with obligations), considering the inflation adjustment, classified with possible risk was R$ 172,645 (R$ 146,880 on December 31, 2021).

On August 22, 2019, ANATEL's Board of Directors unanimously approved TIM's conduct adjustment term (TAC) 001/2020, which had been negotiated since 2014 with the regulator. The agreement covers a sanctions reference value of R$ 627 million (restated at the time).

On June 19, 2020, the Board of Directors of the Company approved the said TAC after final deliberation of the regulator and the signing of the term took place on June 25 of the same year. The agreement covers sanctions totaling approximately R$ 639 million (updated at the time), filed as a result of commitments represented in improvement actions related to the macro-topics “Quality”, “Access Expansion”, “Rights and Guarantees of Users” and “Inspection”.

The Term includes actions to improve three pillars of action-customer experience, quality and infrastructure - through initiatives associated with improvements in the licensing process of stations, efficient use of numbering resources, evolution of digital service channels, reduction of complaint rates, repair of users and strengthening of transport and access networks, among others. In addition, it contemplates the additional commitment to bring mobile broadband, through the 4G network, to 350 municipalities with less than 30 thousand inhabitants thus reaching more than 3.4 million people. The new infrastructure was implemented in three years – more than 99% of the municipalities were served in the first two years and the remaining three municipalities were served in November 2022 – with the Company guaranteeing the sharing regime with the other operators.

With the closing of the 1st TAC Year, the following commitments were certified by the Agency: Reparation, Fund for the Defense of Diffuse Rights – FDD (phase 1) and Notifications; Numbering; Interconnection; INCOME TAX; IGQ; Impediment; Internal controls; LTE 700 MHz; New 4G; Backhaul; Licensing backlog; Scope Commitment; Personal assistance; Digital Relationship; and Additional Commitments.

In June 2022, TIM concluded the 2nd year of the Conduct Adjustment Term (TAC) entered into with Anatel, having carried out the activities planned for strict compliance with the purpose of achieving the associated targets. In September 2022, the Impediment Commitments, Internal Controls and Additional Commitments received certificates from the Agency related to the 2nd year target.

In October 2022, TIM and ANATEL signed the Amendment to renegotiate the commitment related to Quality Indicators. Thus, the Perceived Quality Index (IQP) will be adopted to replace the General Quality Index (IGQ), discontinued by the Agency.

The Company will continue fully implementing the internal monitoring mechanisms through the quarterly report on the evolution of the schedules by the Governance Office in Management and Board of Directors. The Company has been complying with the TAC implementation schedule without the need for any additional obligations.

Regarding the extension of the term of the authorizations to use the radio frequencies associated with the SMP, the Company becomes liable for the contractual burden on the net revenue arising from the service plans marketed under each authorization. However, since 2011 ANATEL began to include in the basis of calculation of said burden also the revenues obtained with interconnection, and from 2012, and subsequent years, the revenues obtained with Value-Added Services, among others. In the company's opinion, the inclusion of such revenues is improper because it is not expressly provided for in the terms of original authorizations, so the collections received are discussed in the administrative and/or judicial sphere.